INCOME TAX	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Tax [Abstract]
INCOME TAX	INCOME TAX
Income taxes on ordinary activities
The following table specifies the current and deferred tax components of income taxes in the income statement:

Amounts in $ ‘000	2025	2024	2023
Income tax expense
Current tax
Current tax on profit for the year	(7,692)	(9,287)	(5,343)
Adjustments for current tax of prior periods	(765)	315	241
Total current tax credit (expense)	(8,457)	(8,972)	(5,102)

Deferred income tax
Deferred tax on profit for the year	(2,187)	7,469	6,639
Adjustments for deferred tax of prior periods	334	(1,846)	(73)
Total deferred tax credit (expense)	(1,853)	5,623	6,566
Income tax credit (expense)	(10,310)	(3,349)	1,464

Effective income tax rate
Pharming Group’s effective rate in its consolidated income statement differed from the Netherlands’ statutory tax rate of 25.8%. The following table reconciles the tax credit (expense) at the statutory rate to actual credit (expense) for the year in the consolidated income statement:

Amounts in $ ‘000	2025		2024		2023
	Amount	ETR %	Amount	ETR %	Amount	ETR %
Reconciliation of tax charge
Profit, (loss) before taxation	12,847		(8,492)		(12,012)
Profit, (loss) multiplied by standard rate of tax in The Netherlands	(3,315)	25.80	2,190	25.80	3,099	25.80

Effects of:
Tax rate in other jurisdictions	255	1.98	999	(11.76)	1,123	(9.35)
Non-taxable income	1,384	10.77	657	(7.74)	6	(0.05)
Non deductible expenses	(2,081)	(16.20)	(1,527)	17.98	(266)	2.21
Share based payments	(1,490)	(11.60)	(2,510)	29.56	(2,022)	16.83
Adjustments of prior periods	(426)	(3.32)	(1,531)	18.03	168	(1.40)
Change in statutory applicable tax rate	—	—	—	—	—	—
(De)recognition of deferred tax assets	(3,613)	(28.12)	(333)	3.92	—	—
U.S. State taxes and other	(1,024)	(7.97)	(1,294)	15.24	(644)	5.36
Income tax credit (expense) for the year	(10,310)	(80.25)	(3,349)	39.44	1,464	(12.19)
Factors affecting current and future tax charges
The primary difference between the nominal tax and the effective tax for the year 2025 stems from U.S. profits being taxed at a combined Federal and State tax rate of 29.4%, while a portion of the losses in the Netherlands does not result in an offsetting tax credit due to being partially attributable to non-deductible expenses.
Deferred tax
The balance of the net deferred tax assets/(liabilities) is therefore shown below:

Amounts in $ ‘000	2025	2024
Total deferred tax assets	41,498	41,923
Total deferred tax liabilities	(10,481)	(11,379)
Total net deferred tax assets /(liabilities)	31,017	30,544

The deferred tax assets and liabilities are offset since there is a legally enforceable right to set off current tax assets against current tax liabilities and to the extent the intention exists, to settle on a net basis or realize the asset and settle the liability simultaneously.
The significant components and annual movements of deferred income tax assets as of December 31, 2025, and December 31, 2024, are as follows:

Amounts in $ ‘000	2025	2024
Intangible assets	727	3,289
Lease liabilities	3,492	6,292
Accruals	4,759	4,015
Unrealized profit in inventory	13,472	10,498
Other	8,780	5,923
Tax losses	10,268	11,906
Total deferred tax assets	41,498	41,923

Amounts in $ ‘000	Intangible assets	Lease liabilities	Accruals	Unrealized profit in inventory	Other	Tax losses	Total
At January 1, 2024	2,183	7,063	4,151	8,453	3,484	12,529	37,863
(Charged)/credited
- to profit or loss	1,107	(371)	(133)	1,811	3,076	(416)	5,074
- other movement	—	—	—	—	—	—	—
- to accumulated deficit	—	—	—	847	(626)	540	761
- currency translation	(1)	(400)	(3)	(613)	(11)	(747)	(1,775)
At December 31, 2024	3,289	6,292	4,015	10,498	5,923	11,906	41,923
(Charged)/credited
- to profit or loss	10,724	(3,478)	743	3,247	1,432	(16,396)	(3,728)
- other movement	(12,240)	—	(8)	—	8	12,240	—
- to accumulated deficit	—	—	—	(1,718)	1,417	—	(301)
- currency translation	(1,046)	678	9	1,445	—	2,518	3,604
At December 31, 2025	727	3,492	4,759	13,472	8,780	10,268	41,498
Deferred tax assets relate primarily to historical net operating losses in the Netherlands and Sweden. Under current tax legislation, tax losses in both jurisdictions may be carried forward indefinitely and do not expire.

Management has assessed the recoverability of these deferred tax assets based on the Group's latest budget for 2026 and its long-range forecasts for the subsequent five-year period. These forecasts indicate that the Group expects to generate sufficient taxable profits within the next three years to utilize the available tax loss carry forwards. Accordingly, management concludes that it remains probable that the deferred tax assets will be realized and that continued recognition is appropriate.
Accruals represent deferred tax assets recognized for temporary differences between the carrying amount and tax bases of accrued liabilities in the U.S.
The unused tax losses were incurred by the Dutch fiscal unity and Pharming Healthcare.
The current part of the net deferred tax assets is $17.2 million and $11.9 million for the years ended December 31, 2025 and 2024.
The component and annual movement of deferred income tax liabilities as of December 31, 2025 and December 31, 2024, are as follows:

Amounts in $ ‘000	2025	2024
Tangible fixed assets	(3,266)	(2,916)
Convertible bonds	(4,652)	(5,067)
Other liabilities	(2,563)	(3,396)
Total deferred tax liabilities	(10,481)	(11,379)

Amounts in $ ‘000	Tangible fixed assets	Convertible bonds	Other liabilities	Total
At January 1, 2024	(4,865)	—	(3,237)	(8,102)
(Charged)/credited
- to profit or loss	1,749	(1,038)	(160)	551
- to other comprehensive income	—	(4,251)	—	(4,251)
- currency translation	200	222	1	423
At December 31, 2024	(2,916)	(5,067)	(3,396)	(11,379)
(Charged)/credited
- to profit or loss	4	1,040	835	1,879
- currency translation	(354)	(625)	(2)	(981)
At December 31, 2025	(3,266)	(4,652)	(2,563)	(10,481)